EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 13: - EARNINGS PER SHARE

The Company computes earnings per share of Class A Ordinary, Class B Ordinary and Redeemable A shares using the two-class method. Basic earnings per share is computed using the weighted-average number of shares outstanding during the period. Diluted earnings per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of employee stock options, restricted stock units and exchangeable notes. The dilutive effect of outstanding employee stock options, restricted stock units and exchangeable notes is reflected in diluted earnings per share by application of the treasury stock method, unless anti-dilutive.

The rights, including the liquidation and dividend rights, of the holders of the Company’s Class A Ordinary, Class B Ordinary and Redeemable A shares are identical, except with respect to voting. As a result, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A Ordinary, Class B Ordinary and Redeemable A shares as if the earnings for the year had been distributed.

NOTE 13: - EARNINGS PER SHARE (Cont.)

In the years ended December 31, 2025, 2024 and 2023, the earnings per share amounts are the same for Class A Ordinary, Class B Ordinary and Redeemable A shares because the holders of each class are entitled to equal per share dividends or distributions in liquidation in accordance with the Company’s articles of association.

The following tables set forth the computation of basic and diluted earnings per share attributable to Class A Ordinary, Class B Ordinary and Redeemable A shares (described above):

	Year ended December 31, 2025
	Class A	Class B
	Ordinary	Ordinary
	shares (*)	shares
Basic earnings per share:
Numerator:
Allocation of undistributed earnings	$88,278	$22,467
Denominator:
Number of shares used in per share computation	45,371,314	11,547,000
Basic earnings per share	$1.95	$1.95
Diluted earnings per share:
Numerator:
Allocation of undistributed earnings for basic computation	$88,278	$22,467
Reallocation of undistributed earnings	1,721	(1,721)
Allocation of undistributed earnings	89,999	20,746
Denominator:
Number of shares used in basic computation	45,371,314	11,547,000
Weighted-average effect of dilutive securities:
Employee stock options and RSUs	4,720,944	—
Number of shares used in per share computation	50,092,258	11,547,000
Diluted earnings per share	$1.80	$1.80
(*)	Includes 367,353 Class A Ordinary shares subject to certain restrictions issued in connection with prior acquisition.

	Year ended December 31, 2024
	Class A	Class B
	Ordinary	Ordinary
	shares(*)	shares
Basic earnings per share:
Numerator:
Allocation of undistributed earnings	$81,057	$20,434
Denominator:
Number of shares used in per share computation	45,805,237	11,547,000
Basic earnings per share	$1.77	$1.77
Diluted earnings per share:
Numerator:
Allocation of undistributed earnings for basic computation	$81,057	$20,434
Reallocation of undistributed earnings	1,462	(1,462)
Allocation of undistributed earnings	82,519	18,972
Denominator:
Number of shares used in basic computation	45,805,237	11,547,000
Weighted-average effect of dilutive securities:
Employee stock options and RSUs	4,420,786	—
Number of shares used in per share computation	50,226,023	11,547,000
Diluted earnings per share	$1.64	$1.64

(*)Includes 313,529 Class A Ordinary shares subject to certain restrictions issued in connection with prior acquisition.

NOTE 13: - EARNINGS PER SHARE (Cont.)

	Year ended December 31, 2023
	Class A	Class B
	Ordinary	Ordinary	Redeemable A
	shares (*)	shares	shares
Basic earnings per share:
Numerator:
Allocation of undistributed earnings	$44,434	$13,530	$570
Denominator:
Number of shares used in per share computation	41,922,656	12,764,081	537,880
Basic earnings per share	$1.06	$1.06	$1.06
Diluted earnings per share:
Numerator:
Allocation of undistributed earnings for basic computation	$44,434	$13,530	$570
Reallocation of undistributed earnings	60	(27)	(33)
Allocation of undistributed earnings	44,494	13,503	537
Denominator:
Number of shares used in basic computation	41,922,656	12,764,081	537,880
Weighted-average effect of dilutive securities:
Employee stock options and RSUs	2,695,094	775,382	—
Number of shares used in per share computation	44,617,750	13,539,463	537,880
Diluted earnings per share	$1.00	$1.00	$1.00

(*)Includes 391,911 Class A Ordinary shares subject to certain restrictions issued in connection with prior acquisition.

An aggregate of 3,751,255, 11,194 and 182,823 employee RSUs, stock options and the Notes to purchase the Company’s Ordinary shares were excluded from the calculation during 2025, 2024 and 2023, respectively, because the effect of including them would be anti-dilutive. The basic and diluted earnings per share were adjusted to reflect the issuance of Class B Ordinary shares and additional Redeemable A shares (refer to Note 12) and for the issuance of 14.396-for-1 Bonus shares (described above).